SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivables	$ 4,186,536	$ 1,104,187
Less: allowance for expected credit loss	(189,069)	(35,900)	$ (8,173)
Total	$ 3,997,467	$ 1,068,287